Financial instruments - Disclosure of Financial Liabilities at Amortized Cost (Details) - Financial liabilities at amortized cost - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 6,593	SFr 8,570
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	410	997
Accrued project costs and royalties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,827	2,167
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,652	4,850
Other non-employee related accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 704	SFr 556